UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21606

Tilson Investment Trust
(Exact name of registrant as specified in charter)

767 Fifth Avenue, 18th Floor, New York, New York 10153
(Address of principal executive offices)        (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of January 31, 2011
		Shares	Value (Note 1)

COMMON STOCKS - 86.25%

Consumer Discretionary - 16.24%
	Ambassadors International, Inc.	9	$12
	American Eagle Outfitters, Inc.	246	3,557
	Barnes & Noble, Inc.	138	2,174
*	Borders Group, Inc.	6	4
	Chico's FAS, Inc.	381	4,161
*	Daily Journal Corp.	347	24,640
*	dELiA*s, Inc.	285,228	526,246
*	Domino's Pizza, Inc.	67	1,099
	H&R Block, Inc.	622	7,787
	HOT Topic, Inc.	4,516	24,522
*	Liberty Media Corp.	390	25,607
*	Premier Exhibitions, Inc.	60,644	97,637
*	Proliance International, Inc.	716	-
μ*	Promotora de Informaciones SA - Cl.B	39,194	422,511
μ*	Promotora de Informaciones SA - Cl.A	148,800	1,662,096
*	Promotora de Informaciones SA	106,738	288,532
a	Sears Canada, Inc.	22,561	440,226
*	Sears Holdings Corp.	38	2,864
	Target Corp.	1	55
*	TravelCenters of America LLC	8,626	36,661
*	Ultimate Escapes, Inc.	744	19
	Wendy's/Arby's Group, Inc.	1,157	5,588
*	The Wet Seal, Inc.	15,597	53,342
	Whirlpool Corp.	200	17,100
	Footstar, Inc.	57,514	54,638
			3,701,078
Consumer Staples - 4.97%
*	Altria Group. Inc.	272	6,395
μ	Anheuser-Busch InBev NV	13,534	748,566
	The Coca-Cola Co.	22	1,383
*	Dr. Pepper Snapple Group, Inc.	243	8,609
	Kraft Foods, Inc.	6,033	184,429
*	Winn-Dixie Stores, Inc.	28,852	184,076
			1,133,457
Energy - 4.41%
*	Atlas Energy, Inc.	104	4,607
	Atlas Pipeline Partners LP	23	559
μ	BP PLC	20,401	968,435
*	Contango Oil & Gas Co.	17	986
	Crosstex Energy, Inc.	729	6,167
	Exxon Mobil Corp.	301	24,285
			1,005,039

			(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of January 31, 2011
		Shares	Value (Note 1)

Common Stocks - (continued)

Financials - 35.12%
	American Express Co.	8,033	$348,472
	Aspen Insurance Holdings Ltd.	5,924	178,016
*	Beneficial Mutual Bancorp, Inc.	4,822	42,578
*	Berkshire Hathaway, Inc.	12,472	1,019,586
	BlackRock Kelso Capital Corp.	2,833	32,579
	Capitol Federal Financial, Inc.	513	6,253
*	CIT Group, Inc.	18,452	879,976
*	Citigroup, Inc.	359	1,730
	Delta Lloyd NV	16,014	403,846
	Discover Financial Services	337	6,939
	Fairfax Financial Holdings Ltd.	1,113	423,764
	Fairfax Financial Holdings, Inc.	1,805	684,923
	Fidelity National Financial, Inc.	208	2,798
	The First of Long Island Corp.	1,916	54,357
	Fox Chase Bancorp, Inc.	337	4,142
*	General Growth Properties, Inc. REIT	85,171	1,258,827
*	The Howard Hughes Corp.	8,114	406,268
	Meta Financial Group, Inc.	568	8,560
	MVC Capital, Inc.	368	5,123
*	OBA Financial Services, Inc.	444	6,260
	Ocean Shore Holding Co.	958	11,592
*	Ocwen Financial Corp.	3,384	34,178
*	Origen Financial, Inc. REIT	2,291	4,353
*	Pacific Capital Bancorp NA	632	17,711
*	Phoenix Group Holdings	37,382	366,930
	Resource America, Inc.	129,332	885,924
*	SLM Corp.	2,120	30,549
	Two Harbors Investment Corp.	6,763	67,765
	US Bancorp	23	621
	Wells Fargo & Co.	310	10,050
	Wesco Financial Corp.	2,066	776,382
	Wilmington Trust Corp.	4,538	19,831
	Winthrop Realty Trust REIT	36	443
			8,001,326
Health Care - 0.06%
*	AMAG Pharmaceuticals, Inc.	75	1,335
*	Boston Scientific Corp.	832	5,807
	Johnson & Johnson	115	6,874
	Pfizer, Inc.	7	127
			14,143

			(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of January 31, 2011
		Shares	Value (Note 1)

Common Stocks - (continued)

Industrials- 1.52%
	General Electric Co.	177	$3,565
*	LECG Corp.	107,813	170,344
*	Republic Airways Holdings, Inc.	26,872	172,518
			346,427
Information Technology- 19.99%
	Automatic Data Processing, Inc.	19,725	944,828
	Broadridge Financial Solutions, Inc.	44	1,008
*	eBay, Inc.	218	6,618
*	EchoStar Corp.	3,710	101,098
	Intel Corp.	1,790	38,413
	Microsoft Corp.	57,215	1,586,286
*	MRV Communications, Inc.	235,768	405,521
*	NCR Corp.	358	5,871
*	PNI Digital Media, Inc.	65,897	105,962
*	Seagate Technology PLC	84,688	1,185,632
*	Spark Networks, Inc.	36,245	110,185
*	Tucows, Inc.	13,478	9,974
*	Yahoo!, Inc.	3,148	50,746
			4,552,142
Materials - 0.33%
*	Contango ORE, Inc.	1	10
	The Dow Chemical Co.	143	5,074
	Huntsman Corp.	2,930	50,982
*	Tronox, Inc.	13,963	20,107
			76,173
Telecommunications - 3.61%
*	Iridium Communications, Inc.	107,071	822,305
			822,305

	Total Common Stocks (Cost $18,694,185)		19,652,090

WARRANTS - 4.72%
*	Iridium Communications, Inc.	380,282	802,395
*	Iridium Communications, Inc.	19,176	23,395
*	JPMorgan Chase & Co.	9,094	132,409
*	Phoenix Group Holdings	14,053	5,851
*	Promotora de Informaciones SA	135,776	66,901
*	Two Harbors Investment Corp.	175,495	43,821
*	Ultimate Escapes, Inc.	31,120	31

	Total Warrants (Cost $864,465)		1,074,803

			(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of January 31, 2011
			Shares		Value (Note 1)

INVESTMENT COMPANIES (Closed-End Funds) - 0.01%
	BlackRock Enhanced Capital and Income Fund, Inc.		115		$1,689
*	Boulder Growth & Income Fund, Inc.		31		198

	Total Investment Companies (Closed-End Funds) (Cost $1,358)				1,887

INVESTMENT COMPANY (Open-End Fund) - 0.62%
§	HighMark 100% US Treasury Money Market Fund, 0.01%				140,944

	Total Investment Company (Open-End Fund) (Cost $140,944)				140,944

		Number of Contracts	Exercise	Maturity	Value (Note 1)
			Price	Date

CALL OPTIONS PURCHASED - 8.81%
*	Automatic Data Processing	26	$ 30.00	1/21/12	$ 46,020
*	Berkshire Hathaway	56	70.00	1/21/12	84,140
*	Berkshire Hathaway	989	85.00	3/19/11	81,098
*	Berkshire Hathaway	173	70.00	3/19/11	217,115
*	Intel Corp.	220	17.50	1/21/12	91,080
*	J C Penney, Inc.	461	20.00	1/21/12	582,013
*	Johnson & Johnson	108	50.00	1/21/12	110,160
*	Kraft Food, Inc.	303	20.00	1/21/12	321,180
*	Microsoft Corp.	232	20.00	1/21/12	182,120
*	Microsoft Corp.	703	25.00	1/21/12	277,685
*	Republic Airways	83	5.00	8/20/11	14,733

	Total Call Options Purchased (Cost $1,861,884)				2,007,343

		Number of Contracts	Exercise	Maturity
			Price	Date
PUT OPTIONS PURCHASED - 0.47%
*	Interoil Corp.	13	$ 90.00	3/19/11	$ 27,333
*	Lenders Processing	12	35.00	3/19/11	4,560
*	Netflix, Inc.	14	210.00	3/19/11	15,960
*	Salesforce.com, Inc.	13	145.00	2/19/11	20,150
*	St. Joe Company	77	24.00	3/19/11	6,160
*	St. Joe Company	72	22.00	3/19/11	3,240
*	St. Joe Company	35	30.00	1/21/12	25,375
*	St. Joe Company	62	25.00	2/19/11	3,224

	Total Put Options Purchased (Cost $207,372)				106,002

					(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of January 31, 2011
					Value (Note 1)

			Interest	Maturity
		Principal	Rate	Date
PRIVATE MORTGAGE BACKED SECURITY - 1.31%
	Long Beach Mortgage Loan Trust	$ 782,475	5.42%	09/25/2036	$ 299,297

	Total Private Mortgage Backed Security (Cost $297,973)				299,297

Total Value of Investments (Cost $22,068,181) - 102.19%					23,282,366

Liabilities in Excess of Other Assets - (2.19)%					(498,533)

	Net Assets - 100%				$ 22,783,833

*	Non-income producing investment		LP - Limited Partnership
§	Represents 7 day effective yield		REIT - Real Estate Investment Company
a	Canadian security		NV - Naamloze Vennootschap
μ	American Depositary Receipt		SA - Societe Anonyme
			PLC - Public Limited Company

	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation				$ 3,047,090
	Aggregate gross unrealized depreciation				(1,832,905)

	Net unrealized depreciation				$ 1,214,185

		Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	16.24%	$3,701,078
	Consumer Staples	4.97%	1,133,457
	Energy	4.41%	1,005,039
	Financials	41.15%	9,375,426
	Health Care	0.06%	14,143
	Industrials	1.52%	346,427
	Information Technology	19.99%	4,552,142
	Materials	0.33%	76,173
	Telecommunications	3.61%	822,305
	Investment Company (Open-End Fund)	0.62%	140,944
	Other	9.29%	2,115,232
	Total	102.19%	$23,282,366

					(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of January 31, 2011

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of January 31, 2011

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$19,652,090	$ 19,652,090	$ -	$ -
Warrants	1,074,803	1,074,803	-	-
Investment Companies (Closed-End)	1,887	-	1,887	-
Investment Company (Open-End)	140,944	-	140,944	-
Call Options Purchased	2,007,343	2,007,343	-	-
Put Options Purchased	106,002	106,002	-	-
Private Mortgage Backed Security	299,297	-	-	299,297
Total	$23,282,366	$ 22,840,238	$ 142,831	$ 299,297

Note 1 - Investment Valuation - continued

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Private Mortgage Backed Security
Balance, beginning of fiscal year			$ 311,031
Accrued discounts			2,601
Realized Gain			9,332
Change in unrealized appreciation (depreciation)			(8,627)
Net Purchases (Sales)			(15,040)
Balance, end of period			$ 299,297

Option Valuation

Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator  in  writing  as  to the  primary  exchange  for  such option.

Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 2 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

				(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of January 31, 2011

Note 2 - Foreign Currency Translation - continued

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of January 31, 2011
		Shares 1	Value (Note 1)

COMMON STOCKS - 79.63%

Consumer Discretionary - 14.84%
	American Eagle Outfitters, Inc. †	96,100	$1,389,606
	Best Buy Co, Inc.	40,000	1,360,000
*	Coinstar, Inc. †	75,000	3,104,250
	Foot Locker, Inc. †	100	1,785
*	GameStop Corp. †	66,000	1,390,620
*	Madison Square Garden, Inc. †	65,000	1,639,300
			8,885,561
Energy - 2.40%
	Diamond Offshore Drilling, Inc. †	20,000	1,434,200
			1,434,200
Financials - 25.03%
*	Alleghany Corp.	3,800	1,171,806
	Artio Global Investors, Inc.	65,637	962,238
	Aspen Insurance Holdings Ltd.	65,000	1,953,250
	Calamos Asset Management, Inc.	120,000	1,845,600
	Capital Southwest Corp.	10,997	1,072,757
	Chimera Investment Corp. REIT	300,000	1,260,000
a	Fairfax Financial Holdings Ltd.	3,250	1,237,405
	Medallion Financial Corp.	116,715	913,879
	MVC Capital, Inc.	80,000	1,113,600
	Oslo Bors VPS Holding ASA	130,301	1,758,691
	Safety Insurance Group, Inc.	9,130	434,497
ε	Tetragon Financial Group Ltd.	186,729	1,266,023
			14,989,746
Health Care - 4.77%
*	Laboratory Corp. of America Holdings	25,000	2,247,250
	Maxygen, Inc.	153,000	607,410
			2,854,660
Industrials - 0.37%
*	KHD Humboldt Wedag International Ltd.	22,000	222,674
			222,674
Information Technology - 27.50%
*	Blue Coat Systems, Inc. †	40,000	1,152,400
*	Cisco Systems, Inc.	135,000	2,855,250
*	Dell, Inc.	175,000	2,303,000
*	EMC Corp.	85,000	2,115,650
μ	Himax Technologies, Inc.	550,000	1,386,000
	Microsoft Corp.	40,000	1,109,000
	Mind CTI Ltd.	331,399	901,405
	Richardson Electronics Ltd.	100,000	1,294,000
	Telular Corp.	140,000	984,200
*	Westell Technologies, Inc.	160,000	494,400

			(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of January 31, 2011
					Shares		Value (Note 1)

COMMON STOCKS - (Continued)

	Information Technology - (Continued)
	*	Western Digital Corp. †			55,000		$1,871,100
							16,466,405
	Materials - 3.18%
	*a	Terra Nova Royalty Corp.			250,000		1,907,500
							1,907,500
	Telecommunications - 1.54%
		IDT Corp. †			40,000		921,200
							921,200

		Total Common Stocks (Cost $43,635,900)					47,681,946

CLOSED-END FUND - 1.21%

	ε	JZ Capital Partners Ltd.			115,000		727,370

		Total Closed-End Fund (Cost $495,680)					727,370

INVESTMENT COMPANY - 21.97%

	§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.04%					13,152,450

		Total Investment Company (Cost $13,152,450)					13,152,450

			Number of Contracts		Exercise Price	Maturity Date
PUT OPTIONS PURCHASED - 0.22%
	*	Currencyshares JPN Yen	76		$135.00	1/21/2012	126,920
	*	KBW Bank ETF	500		20.00	3/19/2011	2,500

	Total Put Options Purchased (Cost $213,864)						129,420

Total Value of Investments (Cost $57,497,894) - 103.03%							$61,691,186

Liabilities in Excess of Other Assets - (3.03)%							(1,813,702)

	Net Assets - 100%						$59,877,484

*	Non-income producing investment.			a	Canadian security (note 2).
§	Represents 7 day effective yield.			ε	Guersney security (note 2).
†	Portion of security pledged as collateral for call options written.			μ	American Depositary Receipt

	The following acronym is used in this portfolio:
	REIT - Real Estate Investment Trust
							(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of January 31, 2011
					Value (Note 1)

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	14.84%	$ 8,885,561
	Energy	2.40%	1,434,200
	Financials	25.03%	14,989,746
	Health Care	4.77%	2,854,660
	Industrials	0.37%	222,674
	Information Technology	27.50%	16,466,405
	Materials	3.18%	1,907,500
	Telecommunications	1.54%	921,200
	Closed-End Fund	1.21%	727,370
	Investment Company	21.97%	13,152,450
	Other	0.22%	129,420
	Total	103.03%	$61,691,186

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation					$4,859,148
Aggregate gross unrealized depreciation					(761,593)

	Net unrealized appreciation				$4,097,555

		Number of Contracts	Exercise Price	Maturity Date
CALL OPTIONS WRITTEN (note 3)
*	American Eagle Outfitters, Inc.	123	$15.00	8/20/2011	$16,482
*	American Eagle Outfitters, Inc.	274	16.50	5/21/2011	13,426
*	Blue Coat Systems	150	27.00	4/16/2011	50,250
*	Blue Coat Systems	250	25.00	4/16/2011	117,500
*	Coinstar, Inc.	275	45.00	7/16/2011	95,975
*	Coinstar, Inc.	200	55.00	7/16/2011	54,000
*	Coinstar, Inc.	175	55.00	1/21/2012	46,812
*	Coinstar, Inc.	100	40.00	1/21/2012	76,000
*	Diamond Offshore Drilling, Inc.	200	69.25	6/18/2011	137,200
*	Foot Locker, Inc.	1	12.50	2/19/2011	525
*	GameStop Corp.	220	23.00	7/16/2011	23,430
*	IDT Corp.	400	22.50	6/18/2011	155,600
*	Western Digital Corp.	275	35.00	1/21/2012	119,625
*	Madison Square Garden, Inc.	40	22.50	2/19/2011	11,400

Total (Premiums Received $822,488)					$918,225

					(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of January 31, 2011

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of January 31, 2011

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 47,681,946	$47,681,946	$ -	$ -
Closed-End Fund	727,370	727,370	-	-
Investment Company	13,152,450	-	13,152,450	-
Put Options Purchased	129,420	129,420	-	-
Total Assets	$ 61,691,186	$48,538,736	$13,152,450	$ -

Liabilities
Call Options Written	$ 918,225	$ 918,225	$ -	$ -

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator  in  writing  as  to the  primary  exchange  for  such option.

Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 2 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

				(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of January 31, 2011

Note 3 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount  paid for the  closing  purchase  transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tilson Investment Trust

By: (Signature and Title)	/s/ Whitney R. Tilson
Whitney R. Tilson Trustee, President, and Principal Executive Officer
Date: March 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Whitney R. Tilson
Whitney R. Tilson Trustee, President, and Principal Executive Officer
Date: March 17, 2011	Tilson Investment Trust

By: (Signature and Title)	/s/ Glenn H. Tongue
Glenn H. Tongue Vice President, Treasurer, and Principal Financial Officer
Date: March 17, 2011	Tilson Investment Trust